Financial Instruments and Financial Risk Management - Narrative (Details) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) CAD ($)	Sep. 30, 2025 USD ($) CAD ($)	Dec. 31, 2024 USD ($) CAD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		0	0
Transfers into Level 3 of fair value hierarchy, assets		0	0
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Working capital	$ 27,500	$ 29,000	$ 27,500
USD
Financial Instruments and Financial Risk Management
Conversion rate	1.43763	1.39153	1.43763
Reasonably possible change in Canadian dollar relative to US dollar	10.00%	10.00%
Change in comprehensive loss		$ 2,100	$ 800